Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000130451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,024,224	$ 1,098,548	$ 1,111,568	$ 1,354,021	$ 1,117,145	$ 1,606,169	$ 1,214,440	$ 1,178,027	$ 1,564,776	$ 1,621,000
C000055460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,241	10,983	11,096	13,514	11,141	16,035	12,122	11,758	15,619	16,161
C000055459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,133	10,758	10,769	12,989	10,603	15,101	11,310	10,853	14,274	14,636
C000055458 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,423		9,621	10,300	10,384	12,606	10,372	14,878	11,230	10,849	14,379	14,846
FTSE EPRA NAREIT Developed C000130451 Index Net [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,024,800	1,087,518	1,090,780	1,312,100	1,011,235	1,437,167	1,078,594	1,013,555	1,302,013	1,346,500
MSCI World C000130451 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,011,800	1,242,187	1,256,596	1,416,058	1,477,798	2,075,125	1,691,642	1,868,926	2,498,380	3,049,000
FTSE EPRA NAREIT Developed Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index (Net)
Accumulated Value	10,000		10,248	10,875	10,908	13,121	10,112	14,372	10,786	10,136	13,020	13,465
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (broad-based index)
Accumulated Value	$ 10,000		$ 10,118	$ 12,422	$ 12,566	$ 14,161	$ 14,778	$ 20,751	$ 16,916	$ 18,689	$ 24,984	$ 30,490